1900 K Street, NW
Washington, DC 20006-1110
+1 202 261 3300 Main
+1 202 261 3333 Fax
www.dechert.com

JOHN M. THORNTON

john.thornton@dechert.com
+1 202 261 3377 Direct
+1 202 261 3077 Fax

November 19, 2013

VIA EDGAR

Filing Desk
Securities and Exchange Commission
Office of Filings and Information Services
Branch of Registrations and Examinations
Mail Stop 0-25
100 F Street, NE
Washington, D.C. 20549

Re:	PACE Select Advisors Trust (the “Registrant”)
File Nos. 033-87254 and 811-08764

Ladies and Gentlemen:

Electronically transmitted for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended (“1933 Act”), are exhibits containing interactive data format risk/return summary information relating to PACE® Government Securities Fixed Income Investments, PACE® Intermediate Fixed Income Investments, PACE® Strategic Fixed Income Investments and PACE® High Yield Investments (each a “Fund” and together the “Funds”).  The interactive data filing relates to the supplement to the Funds’ prospectuses (“Prospectuses”) filed with the Securities and Exchange Commission on behalf of the Funds pursuant to Rule 497(e) of the 1933 Act on October 31, 2013.

No fee is required in connection with this filing.  Please direct any questions concerning the filing to the undersigned at 202.261.3377 or to Eric Sanders, Associate General Counsel, UBS Global Asset Management (Americas) at 212.882.5546.

Very truly yours,

/s/ John M. Thornton

John M. Thornton

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